Employee Benefit Plans (Summary of Changes in Benefit Obligation) (Details) - Amended and Restated SERP Plan [Member] - USD ($) $ in Thousands	8 Months Ended	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Change in benefit obligation
Benefit obligation transferred from the Spin-off	$ 5,964	$ 0	$ 0
Service cost	1,270	1,270	0	$ 0
Interest cost	190	237	0	0
Plan amendments	2,921		0
Actuarial (gain) loss	(911)		0
Benefit obligation at end of year	$ 9,434	$ 9,434	$ 0	$ 0